Consolidated Statement of Changes in Equity - USD ($) $ in Thousands		Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Accumulated Earnings/(Deficit) [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2019		$ 1,306,917	$ 39	$ 948,201	$ 0	$ 24,351	$ (544,137)	$ 878,463
Share-based compensation expense		18,115	0	1,935	0	0	0	16,180
Settlement/adjustment of share-based awards in subsidiary		1,862	0	2,476	0	0	0	(614)
Modification of share-based awards in Changyou		(10,506)	0	0	0	0	0	(10,506)
Net income/(loss) attributable to Sohu.com Limited and noncontrolling interest shareholders		(128,320)	0	0	0	0	(86,112)	(42,208)
Repurchase of Sogou Class A Ordinary Shares from noncontrolling shareholders		(8,301)	0	(2,847)	0	0	0	(5,454)
Acquisition of a partially-held subsidiary		642	0	31	0	0	0	611
Impact of adoption of new accounting standards	[1]	(6,656)	0	0	0	0	(4,343)	(2,313)
Acquisition of noncontrolling interests in Changyou Merger		(191,803)	0	2,937	0	(38,059)	0	(156,681)
Other comprehensive income/(loss)		50,031	0	0	0	42,897	0	7,134
Ending balance at Dec. 31, 2020		1,031,981	39	952,733	0	29,189	(634,592)	684,612
Share-based compensation expense		4,427	0	805	0	0	0	3,622
Settlement/adjustment of share-based awards in subsidiary		0	0	7,579	0	0	0	(7,579)
Net income/(loss) attributable to Sohu.com Limited and noncontrolling interest shareholders		934,173	0	0	0	0	927,725	6,448
Repurchase of Sohu Ordinary Shares, represented by ADSs		(18,776)	0	0	(18,776)	0	0	0
Disposal of noncontrolling interests in Tencent/Sohu Sogou Share Purchase		(687,303)	0	0	0	0	0	(687,303)
Write-down of transaction costs related to business acquisitions		4,211	0	4,211	0	0	0	0
Other comprehensive income/(loss)		23,474	0	0	0	21,956	0	1,518
Ending balance at Dec. 31, 2021		1,292,187	39	965,328	(18,776)	51,145	293,133	1,318
Share-based compensation expense		676	0	676	0	0	0	0
Net income/(loss) attributable to Sohu.com Limited and noncontrolling interest shareholders		(17,341)	0	0	0	0	(17,343)	2
Repurchase of Sohu Ordinary Shares, represented by ADSs		(80,778)	(5)	(99,549)	18,776	0	0	0
Acquisition of a partially-held subsidiary		(52)	0	0	0	0	0	(52)
Other comprehensive income/(loss)		(83,982)	0	0	0	(83,982)	0	0
Ending balance at Dec. 31, 2022		$ 1,110,710	$ 34	$ 866,455	$ 0	$ (32,837)	$ 275,790	$ 1,268

[1]	For details see Note 2 - Summary of Significant Accounting Policies - Accounts Receivable, Net - Allowance of credit losses.